Discontinued Operations (Gain (Loss) On Sale Of Discontinued Operations) (Details) (USD $) In Millions	12 Months Ended		1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Jul. 02, 2011	Jul. 03, 2010	Dec. 31, 2010 Global Body Care And European Detergents [Member]	Jul. 02, 2011 Global Body Care And European Detergents [Member]	Jul. 31, 2010 Air Care Products [Member]	Jul. 02, 2011 Air Care Products [Member]	Feb. 28, 2011 Australia/New Zealand Bleach [Member]	Jul. 02, 2011 Australia/New Zealand Bleach [Member]	Jul. 02, 2011 Shoe Care Products [Member]	Jul. 02, 2011 Other Household And Body Care Businesses [Member]	Jul. 03, 2010 Godrej Sara Lee Joint Venture [Member]	Jul. 03, 2010 Other [Member]
Pretax Gain(Loss) on Sale	$ 1,304	$ 158		$ 867		$ 273		$ 48	$ 115	$ 1	$ 150	$ 8
Tax (Charge) / Benefit	(568)	(74)		(376)		(179)		(17)	4		(72)	(2)
After Tax Gain(Loss)	$ 736	$ 84	$ 491	$ 491	$ 94	$ 94	$ 31	$ 31	$ 119	$ 1	$ 78	$ 6